Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Registrant Name	dei_EntityRegistrantName	ETF SERIES SOLUTIONS
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 08, 2021
Prospectus Date	rr_ProspectusDate	May 08, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A